MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

May 19, 2017

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust (“Registrant”)
MainStay Epoch U.S. Equity Yield Fund (Class T only)
File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated May 9, 2017 to the Prospectus for the Class T shares of MainStay Epoch U.S. Equity Yield Fund (Accession Number 0001144204-17-025544). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 685-6232.

Sincerely,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary